UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC S&S U.S. Equity Fund

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/13

Item 1.	Schedule of Investments.

GE S&S U.S. Equity Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Common Stock—97.9% †	Number of Shares	Fair Value
Advertising—0.7%
Omnicom Group Inc.	264,518	$16,781,022
The Interpublic Group of Companies Inc.	939,410	16,139,064
		32,920,086
Aerospace & Defense—3.0%
Honeywell International Inc.	1,144,613	95,048,664
The Boeing Co.	210,131	24,690,392
United Technologies Corp.	219,257	23,640,290
		143,379,346
Agricultural Products—0.8%
Archer-Daniels-Midland Co.	1,013,574	37,340,066
Air Freight & Logistics—0.8%
United Parcel Service Inc.	410,374	37,495,872
Application Software—0.7%
Intuit Inc.	484,538	32,129,715
Asset Management & Custody Banks—3.7%
Ameriprise Financial Inc.	798,499	72,727,289
Invesco Ltd.	1,844,210	58,830,299
State Street Corp.	642,754	42,261,075	(a)
		173,818,663
Auto Parts & Equipment—0.5%
TRW Automotive Holdings Corp.	333,737	23,798,785	(b)
Automobile Manufacturers—1.5%
Ford Motor Co.	4,212,513	71,065,094
Automotive Retail—0.6%
AutoZone Inc.	68,231	28,843,291	(b)
Biotechnology—3.4%
Alexion Pharmaceuticals Inc.	126,135	14,651,842	(b)
Amgen Inc.	721,862	80,805,232
Gilead Sciences Inc.	1,038,295	65,246,458	(b)
		160,703,532
Broadcasting—1.0%
CBS Corp.	247,213	13,636,269
Discovery Communications Inc.	420,262	32,830,868	(b)
		46,467,137
Cable & Satellite—3.6%
Comcast Corp.	1,829,378	82,596,417	(††)
Comcast Corp.	830,636	36,024,683	(††)
Liberty Global PLC	667,476	50,347,715	(b)
		168,968,815
Casinos & Gaming—0.6%
Las Vegas Sands Corp.	444,984	29,555,837
Commodity Chemicals—1.5%
LyondellBasell Industries N.V.	964,131	70,603,313

Communications Equipment—4.8%
Cisco Systems Inc.	5,166,755	121,005,402
Qualcomm Inc.	1,579,692	106,408,053
		227,413,455
Computer Hardware—2.7%
Apple Inc.	202,716	96,644,853
Hewlett-Packard Co.	1,433,836	30,081,879
		126,726,732
Computer Storage & Peripherals—2.5%
EMC Corp.	4,697,049	120,056,572
Construction & Farm Machinery—1.3%
Cummins Inc.	111,246	14,781,256
Deere & Co.	578,478	47,082,324
		61,863,580
Consumer Finance—1.1%
American Express Co.	692,197	52,274,717
Data Processing & Outsourced Services—1.8%
Paychex Inc.	494,427	20,093,513
The Western Union Co.	1,137,181	21,219,798
Visa Inc.	222,492	42,518,221
		83,831,532
Department Stores—0.3%
Macy’s Inc.	370,819	16,045,338
Diversified Chemicals—0.2%
PPG Industries Inc.	49,443	8,259,948
Diversified Financial Services—5.6%
Citigroup Inc.	1,928,263	93,540,038
JPMorgan Chase & Co.	1,771,297	91,558,342
Wells Fargo & Co.	1,893,653	78,245,742
		263,344,122
Drug Retail—0.8%
CVS Caremark Corp.	650,170	36,897,147
Electric Utilities—0.4%
NextEra Energy Inc.	222,492	17,834,959
Electrical Components & Equipment—0.3%
Eaton Corp. PLC	210,131	14,465,418
Fertilizers & Agricultural Chemicals—1.2%
Monsanto Co.	519,148	54,183,477
General Merchandise Stores—0.4%
Dollar General Corp.	311,489	17,586,669	(b)
Healthcare Distributors—0.6%
Cardinal Health Inc.	568,590	29,651,968
Healthcare Equipment—1.9%
Covidien PLC	1,245,954	75,928,437
Medtronic Inc.	177,994	9,478,180
Stryker Corp.	74,164	5,012,745
		90,419,362

Healthcare Services—2.3%
Express Scripts Holding Co.	1,732,964	107,062,516	(b)
Healthcare Supplies—0.5%
DENTSPLY International Inc.	568,590	24,682,492
Home Building—0.2%
MDC Holdings Inc.	234,852	7,047,909
Home Improvement Retail—2.1%
Lowe’s Companies Inc.	2,121,089	100,985,047
Household Products—0.2%
Energizer Holdings Inc.	98,886	9,013,459
Independent Power Producers & Energy Traders—0.8%
AES Corp.	988,853	13,141,856
Calpine Corp.	766,361	14,890,394	(b)
NRG Energy Inc.	333,738	9,121,060
		37,153,310
Industrial Machinery—1.4%
Dover Corp.	737,026	66,207,046
Integrated Oil & Gas—4.4%
Chevron Corp.	850,413	103,325,180
Exxon Mobil Corp.	86,524	7,444,525
Hess Corp.	346,098	26,767,219
Occidental Petroleum Corp.	739,167	69,141,681
		206,678,605
Integrated Telecommunication Services—0.4%
Verizon Communications Inc.	407,901	19,032,661
Internet Retail—0.5%
Amazon.com Inc.	69,220	21,640,941	(b)
Internet Software & Services—3.5%
Baidu Inc. ADR	346,098	53,707,487	(b)
eBay Inc.	889,967	49,651,259	(b)
Google Inc.	72,681	63,662,015	(b)
		167,020,761
Investment Banking & Brokerage—1.6%
The Charles Schwab Corp.	618,032	13,065,197
The Goldman Sachs Group Inc.	407,902	64,534,175
		77,599,372
IT Consulting & Other Services—0.4%
International Business Machines Corp.	111,246	20,600,534
Life & Health Insurance—0.4%
Prudential Financial Inc.	222,492	17,349,926
Life Sciences Tools & Services—0.3%
PerkinElmer Inc.	355,987	13,438,509
Managed Healthcare—1.8%
UnitedHealth Group Inc.	1,194,038	85,505,061
Movies & Entertainment—1.7%
Time Warner Inc.	1,198,983	78,905,071
Multi-Line Insurance—2.2%
American International Group Inc.	1,713,187	83,312,284
Hartford Financial Services Group Inc.	692,198	21,541,202
		104,853,486

Oil & Gas Equipment & Services—3.8%
Cameron International Corp.	118,662	6,926,301	(b)
Halliburton Co.	1,548,349	74,553,004
Schlumberger Ltd.	1,102,571	97,423,174
		178,902,479
Oil & Gas Exploration & Production—2.3%
Anadarko Petroleum Corp.	815,803	75,861,521
Marathon Oil Corp.	889,967	31,042,049
		106,903,570
Packaged Foods & Meats—0.8%
Mondelez International Inc.	1,186,623	37,283,695
Pharmaceuticals—6.6%
Actavis Inc.	343,626	49,482,144	(b)
GlaxoSmithKline PLC ADR	259,574	13,022,828
Johnson & Johnson	1,147,069	99,439,412
Merck & Company Inc.	635,338	30,248,442
Pfizer Inc.	4,054,296	116,398,838
		308,591,664
Property & Casualty Insurance—1.2%
ACE Ltd.	600,728	56,204,112
Railroads—0.7%
CSX Corp.	1,206,400	31,052,736
Regional Banks—1.2%
Regions Financial Corp.	6,353,378	58,832,280
Research & Consulting Services—0.1%
Nielsen Holdings N.V.	138,439	5,046,102
Semiconductor Equipment—0.2%
Applied Materials Inc.	667,476	11,707,529
Semiconductors—0.3%
Analog Devices Inc.	306,544	14,422,895
Soft Drinks—3.1%
Coca-Cola Enterprises Inc.	1,517,888	61,034,276
PepsiCo Inc.	1,055,600	83,920,200
		144,954,476
Specialized Finance—1.3%
CME Group Inc.	716,918	52,965,902
McGraw Hill Financial Inc.	123,607	8,107,383
		61,073,285
Specialized REITs—0.6%
American Tower Corp.	378,405	28,051,163
Specialty Stores—0.9%
Dick’s Sporting Goods Inc.	766,361	40,908,350
Systems Software—1.6%
Microsoft Corp.	630,397	20,998,524
Oracle Corp.	1,606,885	53,300,376
		74,298,900
Wireless Telecommunication Services—0.2%
SBA Communications Corp.	134,371	10,811,491	(b)

Total Common Stock (Cost $3,585,860,594)		4,611,765,981

		Principal Amount	Fair Value
Short-Term Investments—2.1%
Time Deposit—2.1%
State Street Corp.
0.01%	10/01/13	$99,395,259	$99,395,259	(a)
(Cost $99,395,259)

Total Investments (Cost $3,685,255,853)			4,711,161,240

Other Assets and Liabilities, net—0.0% *			1,238,770

NET ASSETS—100.0%			$4,712,400,010

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(b)	Non-income producing security.

†	Percentages are based on net assets as of September 30, 2013.

††	Security traded on different exchanges.

*	Less than 0.05%

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2013:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S U.S. Equity Fund	Investments in Securities†
	Common Stock	$4,611,765,981	$—	$—	$4,611,765,981
	Short-Term Investments	—	99,395,259	—	99,395,259

	Total Investments in Securities	$4,611,765,981	$99,395,259	$—	$4,711,161,240

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2013, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE S&S U.S. Equity Fund	$3,685,255,853	$1,035,199,625	$(9,294,238)	$1,025,905,387

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S U.S. Equity Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 21, 2013

By:	/S/ ARTHUR A. JENSEN
ARTHUR A. JENSEN
Treasurer, GE S&S Funds

Date: November 21, 2013